Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Loans Payable
6.	Loans Payable

The aggregate principal amount of debt outstanding as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Term loans under 2012 Loan Agreement	$2,917	$4,667
FFG loans	9,872	10,225

	$12,789	$14,892

Current and non-current debt obligations reflected in the condensed consolidated balance sheets as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Current liabilities:
Term loans under 2012 Loan Agreement	$2,917	$2,333
FFG loans	—	—
Unamortized debt discount	(9)	(19)

Loans payable, net of discount	2,908	2,314

Non-current liabilities:
Term loans under 2012 Loan Agreement	$—	$2,334
FFG loans	9,872	10,225
Unamortized debt discount	(2,045)	(2,637)

Loans payable, net of discount and current portion	7,827	9,922

Total loans payable, net of discount	$10,735	$12,236

2012 Loan Agreement

On December 7, 2012, the Company entered into a loan and security agreement (the “2012 Loan Agreement”) with SVB, and borrowed an aggregate of $2.5 million in two separate tranches: $0.5 million in December 2012 (the “2012 Term Loan A Advance”), and $2.0 million in February 2013 (the “2012 Term Loan B Advance”).

In connection with the 2012 Loan Agreement, the Company issued a Series A-2 warrant to SVB, which became exercisable with respect to 2,202 shares of Series A-2 preferred stock on December 12, 2012 in connection with the 2012 Term Loan A Advance, and with respect to 8,811 shares of Series A-2 preferred stock on February 25, 2013 in connection with the 2012 Term Loan B Advance. At the time of grant, the Series A-2 warrant was exercisable at a price of $4.54 per share. The Series A-2 warrant expires on December 6, 2022.

On February 19, 2016, the Company entered into the First Amendment to the 2012 Loan Agreement (the “First Amendment”). The First Amendment provided for an additional borrowing of $3.5 million (“2016 Term Loan A Advance”), with a requirement that a portion of the proceeds be used to pay in full, all amounts then outstanding, under the 2012 Term Loan A Advance and the 2012 Term Loan B Advance.

The First Amendment provided for two additional advances not to exceed, in the aggregate, $3.5 million, with each advance being for a minimum of $0.5 million (collectively the “2016 Term Loan B Advance”), and total borrowings under the 2012 Loan Agreement not to exceed $7.0 million. The Company borrowed the full $7.0 million available in two separate tranches: $3.5 million under the 2016 Term Loan A Advance, which was borrowed on February 29, 2016, and $3.5 million under the 2016 Term Loan B Advance, which was borrowed on August 23, 2016. Following these borrowings in February and August 2016, no additional amounts were available to be borrowed under the 2012 Loan Agreement.

In connection with the First Amendment to the 2012 Loan Agreement, the Company issued a Series B warrant to SVB which became exercisable with respect to 7,251 shares of Series B preferred stock on February 29, 2016 in connection with the 2016 Term Loan A Advance, and with respect to 7,251 shares of Series B preferred stock on August 23, 2016 in connection with the 2016 Term Loan B Advance. At the time of grant, the Series B warrant was exercisable at a price of $7.24 per share. The Series B warrant expires on February 18, 2026.

Upon the closing of the IPO in November 2017, the Series A-2 warrant converted into a common stock warrant to purchase up to 3,940 shares of common stock at an exercise price of $12.70 per share. The Series B warrant converted into a common stock warrant to purchase up to 6,474 shares of common stock at an exercise price of $16.22 per share. At September 30, 2018, these warrants to purchase up to 3,940 shares of common stock at an exercise price of $12.70 and 6,474 shares of common stock at an exercise price of $16.22 remained outstanding.

On October 31, 2018, the Company voluntarily remitted payment on its outstanding obligations under the 2012 Loan Agreement with SVB. Total outstanding obligations paid to SVB under the 2012 Loan Agreement on October 31, 2018 consisted of $2.7 million of principal, $0.4 million of final payment and less than $0.1 million of interest. All obligations under the 2012 Loan Agreement were satisfied by the Company on October 31, 2018.

Borrowings under the 2016 Term Loan A Advance and 2016 Term Loan B Advance (collectively, the “2016 Term Loan Advance”) bear interest at a rate per annum equal to the greater of 3.25% and The Wall Street Journal prime rate, in each case minus 0.25%; provided, however, that in an event of default, as defined in the 2012 Loan Agreement, the interest rate applicable to borrowings under the First Amendment will be increased by 4.0%. As of September 30, 2018 and December 31, 2017, the interest rate applicable to borrowings under the 2016 Term Loan Advance was 5.00% and 4.25%, respectively.

The Company is required to make equal monthly payments of principal as well as accrued interest beginning January 1, 2017 through December 1, 2019 (the “First Amendment Maturity Date”), when all unpaid principal and interest become due and payable. The First Amendment also provided that the Company could voluntarily prepay all (but not less than all) of the outstanding principal at any time prior to the maturity date, subject to a prepayment fee, which ranges from 1% to 2% of the outstanding principal if paid prior to February 19, 2018, which was the second anniversary of the First Amendment effective date. The prepayment fee is 0% subsequent to the second anniversary of the First Amendment effective date. A final payment of 5.0% multiplied by the principal amount of the borrowings under the 2016 Term Loan Advance is due upon the earlier to occur of the First Amendment Maturity Date or prepayment of all outstanding principal. The final payment is being accreted to interest expense through the First Amendment Maturity Date. In connection with the First Amendment, the Company paid an arrangement fee of $20,000 to SVB and incurred legal costs of $7,000, both of which were recorded as a debt discount. The debt discount is reflected as a reduction of the carrying value of the loan payable on the Company’s consolidated balance sheet and is being amortized to interest expense over the term of the loan using the effective interest method.

The Company was in compliance with all covenants under the 2012 Loan Agreement as of December 31, 2017. In March 2018, the Company entered into an Option and License Agreement with BB100, LLC, a subsidiary of Bravos Biosciences, LLC, under which BB100, LLC secured an exclusive, worldwide preclinical development license, and an option to a clinical development and commercialization license, to mAbs targeting E. coli that were discovered by the Company in its ASN200 program. In June 2018, the Company entered into an Option and License Agreement with BB200, LLC, a portfolio company of Bravos Biosciences, LLC, under which BB200, LLC secured an exclusive, worldwide preclinical development license, and an option to a clinical development and commercialization license to selected mAbs targeting K. pneumoniae that were discovered by the Company in its ASN300 program, including lead preclinical development candidate, ASN-5. As a result of entering into such Option and License Agreements without obtaining prior written consent of SVB, and subsequently delivering compliance certificates under the 2012 Loan Agreement that did not disclose these violations, the Company became in default under the 2012 Loan Agreement. On August 8, 2018, the Company and SVB entered into a Forbearance Agreement (the “Forbearance Agreement”), pursuant to which SVB agreed to forbear from exercising its rights and remedies with respect to such default until the earlier to occur of (i) another event of default under the 2012 Loan Agreement or (ii) October 31, 2018.

In addition to the default in connection with the Option and License Agreements, the Company has discussed with SVB whether its decision to discontinue its Phase 2 clinical trial of ASN100 may be considered a material adverse change in the business, operations or condition (financial or otherwise) of the Company and, accordingly, an event of default under the terms of the 2012 Loan Agreement. SVB has not agreed that the discontinuation of the trial does not constitute an event of default as of September 30, 2018. If the trial discontinuation does constitute a material adverse change in the Company’s business, operations or condition, SVB would have the right to accelerate the Company’s outstanding obligations under the 2012 Loan Agreement.

Because the Company’s obligations under the 2012 Loan Agreement could be accelerated at the election of SVB upon the expiration of the Forbearance Agreement, or earlier if another event of default occurs, including but not limited to if the ASN100 Phase 2 clinical trial discontinuation constitutes a material adverse change in the Company’s business, operations or condition, the Company has presented the SVB loan payable as current on the consolidated balance sheet as of September 30, 2018.

The Company recognized interest expense under the 2012 Loan Agreement, as amended, of $0.1 million and $0.1 million during the three months ended September 30, 2018 and 2017, respectively, and $0.2 million and $0.3 million during the nine months ended September 30, 2018 and 2017, respectively. As of September 30, 2018 and December 31, 2017, the unamortized debt discount related to the 2012 Loan Agreement was $9,000 and $26,000, respectively.

The Company made aggregate principal payments in connection with the 2012 Loan Agreement of $0.6 million and $0.6 million during the three months ended September 30, 2018 and 2017, respectively, and $1.8 million and $1.8 million during the nine months ended September 30, 2018 and 2017, respectively.

FFG Loans

In connection with the funding agreements with FFG (see Note 5), the Company received loans from FFG. Loans from FFG were made on a project-by-project basis and had an aggregate principal amount outstanding of $9.9 million and $10.2 million as of September 30, 2018 and December 31, 2017, respectively. Amounts due under the FFG loans bear interest at rates ranging from 0.75% to 2.0% per annum and mature at various dates between June 2020 and March 2023. Interest on amounts due under the loans is payable semi-annually in arrears, with all principal and remaining accrued interest due upon maturity.

In addition, the Company has recorded a discount to the carrying value of each FFG loan for the portion of the loan proceeds allocated to grant funding, which is being amortized to interest expense over the term of the loan using the effective interest method. As of September 30, 2018 and December 31, 2017, the unamortized debt discount related to FFG loans was $2.0 million and $2.6 million, respectively.

The Company recognized interest expense of $0.2 million and $0.2 million during the three months ended September 30, 2018 and 2017, respectively, and $0.5 million and $0.5 million during the nine months ended September 30, 2018 and 2017, respectively, related to the FFG loans. There were no principal payments due or paid under the FFG loans during the three and nine months ended September 30, 2018 and 2017.

The Company may be required to return all or a portion of the FFG loans and/or grants (see Note 5) if it does not comply with the terms of the related FFG funding agreements and related guidelines, including specified requirements as to continued operations with respect to certain locations and funded projects. To date, FFG has not requested the return of any amounts received by the Company under the funding agreements.

8.	Loans Payable

The aggregate principal amount of debt outstanding as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Term loans under 2012 Loan Agreement	$4,667	$7,000
FFG Loans	10,225	8,047

	$14,892	$15,047

Current and non-current debt obligations reflected in the consolidated balance sheets as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Current liabilities:
Term loans under 2012 Loan Agreement	$2,333	$2,333
FFG loans	—	—
Unamortized debt discount	(19)	(34)

Loans payable, net of discount	2,314	2,299

Non-current liabilities:
Term loans under 2012 Loan Agreement	2,334	4,667
FFG loans	10,225	8,047
Unamortized debt discount	(2,637)	(2,587)

Loans payable, net of discount and current portion	9,922	10,127

Total loans payable, net of discount	$12,236	$12,426

2012 Loan Agreement

On December 7, 2012, the Company entered into a loan and security agreement (the “2012 Loan Agreement”) with SVB, which provided for a term loan of up to $0.5 million (the “2012 Term Loan A Advance”) on the closing date and additional term loans in the aggregate of $2.0 million (the “2012 Term Loan B Advance”). The Company borrowed the full $2.5 million available under the agreement in two separate tranches: $0.5 million under the 2012 Term Loan A Advance, which was borrowed in December 2012, and $2.0 million under the 2012 Term Loan B Advance, which was borrowed in February 2013. Borrowings under the 2012 Term Loan A Advance and 2012 Term Loan B Advance (collectively, the “2012 Term Loan Advance”) bore interest at a rate per annum equal to greater of 3.25% and The Wall Street Journal prime rate; provided, however, that in an event of default, as defined in the 2012 Loan Agreement, the interest rate applicable to borrowings under the 2012 Loan Agreement would be increased by 4.0%.

The 2012 Loan Agreement required monthly payments of principal and interest, beginning on October 1, 2013 through March 1, 2016 (the “Maturity Date”), when all unpaid principal and interest became due and payable. The 2012 Loan Agreement also provided that the Company could voluntarily prepay all (but not less than all) of the outstanding principal at any time. A final payment of 4.0% multiplied by the principal amount of the borrowings under the 2012 Term Loan A Advance and 2012 Term Loan B Advance was due upon the earlier to occur of the Maturity Date or prepayment of such borrowings.

In connection with the 2012 Loan Agreement, on December 7, 2012, the Company issued to SVB a warrant for the purchase of Series A-2 preferred stock, which warrant became exercisable as to 2,202 shares of Series A-2 preferred stock on December 12, 2012 in connection with the 2012 Term Loan A Advance and as to 8,811 shares of Series A-2 preferred stock on February 25, 2013 in connection with the 2012 Term Loan B Advance (see Note 10). On the dates the warrant became exercisable, the Company recorded a debt discount and a warrant liability in the Company’s consolidated balance sheet equal to the fair value of the portions of the warrant on the dates they became exercisable.

On February 29, 2016, in connection with an amendment to the 2012 Loan Agreement, the Company repaid all remaining principal and accrued interest outstanding under the 2012 Term Loan A Advance and 2012 Term Loan B Advance.

First Amendment

On February 19, 2016, the Company entered into the First Amendment to the 2012 Loan Agreement (the “First Amendment”). The First Amendment provided for an additional borrowing of $3.5 million (“2016 Term Loan A Advance”), with a requirement that a portion of the proceeds be used to pay in full, all amounts then outstanding, under the 2012 Term Loan A Advance and the 2012 Term Loan B Advance.

The First Amendment provided for two additional advances not to exceed, in the aggregate, $3.5 million, with each advance being for a minimum of $0.5 million (collectively the “2016 Term Loan B Advance”), and total borrowings under the 2012 Loan Agreement not to exceed $7.0 million. The Company borrowed the full $7.0 million available in two separate tranches: $3.5 million under the 2016 Term Loan A Advance, which was borrowed on February 29, 2016, and $3.5 million under the 2016 Term Loan B Advance, which was borrowed on August 23, 2016. Following these borrowings in February and August 2016, no additional amounts were available to be borrowed under the 2012 Loan Agreement. Borrowings under the 2016 Term Loan A Advance and 2016 Term Loan B Advance (collectively, the “2016 Term Loan Advance”) bear interest at a rate per annum equal to the greater of 3.25% and The Wall Street Journal prime rate, in each case minus 0.25%; provided, however, that in an event of default, as defined in the 2012 Loan Agreement, the interest rate applicable to borrowings under the First Amendment will be increased by 4.0%. As of December 31, 2017 and 2016, the interest rate applicable to borrowings under the 2016 Term Loan Advance was 4.25% and 3.50%, respectively.

The Company is required to make equal monthly payments of principal as well as accrued interest beginning January 1, 2017 through December 1, 2019 (the “First Amendment Maturity Date”), when all unpaid principal and interest become due and payable. The First Amendment also provided that the Company could voluntarily prepay all (but not less than all) of the outstanding principal at any time prior to the maturity date, subject to a prepayment fee, which ranges from 0% to 2% of the outstanding principal if paid prior to the First Amendment Maturity Date. The Company has not accrued for this prepayment fee as it does not intend to prepay the outstanding balance. A final payment of 5.0% multiplied by the principal amount of the borrowings under the 2016 Term Loan Advance is due upon the earlier to occur of the First Amendment Maturity Date or prepayment of all outstanding principal. In connection with the First Amendment, the Company paid an arrangement fee of $20,000 to SVB and incurred legal costs of $7,000, both of which were recorded as a debt discount. The debt discount is reflected as a reduction of the carrying value of the loan payable on the Company’s consolidated balance sheet and is being amortized to interest expense over the term of the loan using the effective interest method.

In connection with the First Amendment, on February 29, 2016, the Company repaid all remaining principal and accrued interest outstanding under the 2012 Term Loan A Advance and 2012 Term Loan B Advance, totaling $0.1 million, and paid a final payment of $0.1 million. The Company accounted for the repayment of amounts due under the 2012 Term Loan A Advance and 2012 Term Loan B Advance in connection with the First Amendment to the 2012 Loan Agreement as an extinguishment of the 2012 Term Loan A Advance and 2012 Term Loan B Advance and as a new debt issuance, which did not result in an impact to the Company’s statement of operations as there was no unamortized debt discount at the time of extinguishment.

Borrowings under the 2012 Loan Agreement are collateralized by a pledge of 65% of the outstanding capital stock of the Company’s subsidiary in Austria. The 2012 Loan Agreement contains affirmative and negative covenants but does not contain any financial covenants.

In connection with the First Amendment to the 2012 Loan Agreement, on February 19, 2016, the Company issued to SVB a warrant for the purchase of Series B preferred stock, which warrant became exercisable as to 7,251 shares of Series B preferred stock on February 29, 2016 in connection with 2016 Term Loan A Advance and as to 7,251 shares of Series B preferred stock on August 23, 2016 in connection with the 2016 Term Loan B Advance. On the dates that the warrant became exercisable, the Company recorded a debt discount and a warrant liability in the Company’s consolidated balance sheet equal to the fair value of the portions of the warrant on the dates they became exercisable. The debt discount is being amortized to interest expense using the effective interest method over the term of the loan.

The Company recognized interest expense under the 2012 Loan Agreement, as amended, of $0.4 million, $0.3 million and $49,000 during the years ended December 31, 2017, 2016 and 2015, respectively, including interest expense related to the amortization of the debt discount and final payment of $0.2 million, $0.1 million and $26,000 during the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the unamortized debt discount was $26,000 and $0.1 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company made aggregate principal payments in connection with the 2012 Loan Agreement of $2.3 million, $0.3 million and $1.0 million, respectively.

FFG Loans

In connection with the funding agreements with FFG (see Note 7), the Company received loans from FFG. Loans from FFG were made on a project-by-project basis and had an aggregate principal amount outstanding of $10.2 million and $8.0 million as of December 31, 2017 and 2016, respectively. Amounts due under the FFG loans bear interest at rates ranging from 0.75% to 2.0% per annum and mature at various dates between June 2020 and March 2023. Interest on amounts due under the loans is payable semi-annually in arrears, with all principal and remaining accrued interest due upon maturity.

In addition, the Company has recorded a discount to the carrying value of each FFG loan for the portion of the loan proceeds allocated to grant funding, which is being amortized to interest expense over the term of the loan using the effective interest method. As of December 31, 2017 and 2016, the unamortized debt discount related to FFG loans was $2.6 million and $2.6 million, respectively.

The Company recognized interest expense of $0.7 million, $0.5 million and $0.4 million during the years ended December 31, 2017, 2016 and 2015, respectively, related to the FFG loans, which included interest expense related to the amortization of debt discount of $0.6 million, $0.4 million and $0.3 million during the years ended December 31, 2017, 2016 and 2015, respectively. There were no principal payments due or paid under the FFG loans during the years ended December 31, 2017, 2016 and 2015.

In the event that the underlying program research results in a scientific or technical failure, the principal then outstanding under any loan may be forgiven by FFG and converted to non-repayable grant funding on a project-by-project basis. The FFG loans contain no affirmative, negative or financial covenants and are not secured by any of the Company’s assets.

As of December 31, 2017, the aggregate minimum future principal payments due in connection with the 2012 Loan Agreement, as amended, and the FFG loans are summarized as follows (in thousands):

Year Ending December 31,
2018	2,333
2019	2,334
2020	5,195
2021	—
2022	4,128
Thereafter	902

$14,892